Document And Entity Information	Jul. 31, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2024
Entity Registrant Name	Surmodics, Inc.
Entity Central Index Key	0000924717
Entity Emerging Growth Company	false
Entity File Number	0-23837
Entity Incorporation, State or Country Code	MN
Entity Tax Identification Number	41-1356149
Entity Address, Address Line One	9924 West 74th Street
Entity Address, City or Town	Eden Prairie
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55344
City Area Code	952
Local Phone Number	500-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.05 par value
Trading Symbol	SRDX
Security Exchange Name	NASDAQ